SCHEDULE OF ASSETS AND LIABILITIES OF DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ASSETS CLASSIFIED AS HELD FOR SALE
Right-of-use assets, net	$ 1,326
Inventories, net
Other receivables and prepayments	1,312	831
Total assets of the Disposal Group held for sale	38,006	17,114
LIABILITIES DIRECTLY ASSOCIATED WITH ASSETS CLASSIFIED AS HELD FOR SALE
Accrued liabilities and other payables	831
Lease liabilities	1,420
Taxes payable	315	281
Total liabilities of the Disposal Group directly associated with assets classified as held for sale	$ 11,765	$ 2,713
Assets and liabilities classified as held for sale [member]
ASSETS CLASSIFIED AS HELD FOR SALE
Right-of-use assets, net			$ 4,485
Inventories, net			4,168
Trade receivables, net			1,694
Other receivables and prepayments			435
Cash and bank balances			44
Total assets of the Disposal Group held for sale			10,826
LIABILITIES DIRECTLY ASSOCIATED WITH ASSETS CLASSIFIED AS HELD FOR SALE
Accrued liabilities and other payables			2,783
Amounts owed to related parties			5,083
Lease liabilities			4,832
Taxes payable			138
Total liabilities of the Disposal Group directly associated with assets classified as held for sale			$ 12,836